P E A R  T R E E    F U N D S

January 9, 2014

VIA ELECTRONIC TRANSMISSION

Office of Registration
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

RE:	Pear Tree Funds (the “Registrant”):
File No. 811-03790

Ladies and Gentlemen:

On behalf the Registrant, we file herewith via Edgar, pursuant to Rule 14(C), a Preliminary copy of an Joint Information Statement being sent to shareholders of the Pear Tree PanAgora Dynamic Emerging Markets Fund  and the Pear Tree PanAgora Risk Parity Emerging Markets Fund on or about January 27, 2014 concerning an amendment to the subadvisory agreements for those Funds.

Please feel free to contact the undersigned at 781.676.5967 with any questions or comments you may have.

Sincerely,

/s/ Kelly J. Lavari
Kelly J. Lavari
Clerk

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC